United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/16

Date of Reporting Period: Quarter ended 11/30/15

Item 1. Schedule of Investments

Edward Jones Money Market Fund
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—42.8%
$534,250,000	[1]	Federal Farm Credit System Discount Notes, 0.200% - 0.590%, 1/14/2016 - 9/21/2016	$533,685,318
1,135,575,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.147% - 0.374%, 12/1/2015 - 1/4/2016	1,135,709,605
12,000,000		Federal Farm Credit System, 0.420%, 6/24/2016	12,000,000
1,470,300,000	[1]	Federal Home Loan Bank System Discount Notes, 0.160% - 0.350%, 12/23/2015 - 5/23/2016	1,469,141,283
722,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.147% - 0.276%, 12/3/2015 - 2/14/2016	722,541,907
1,125,345,000		Federal Home Loan Bank System, 0.210% - 0.625%, 12/18/2015 - 11/23/2016	1,125,241,245
201,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.175% - 0.255%, 1/5/2016 - 2/9/2016	200,929,809
306,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.186% - 0.201%, 12/12/2015	306,454,703
45,000,000		Federal Home Loan Mortgage Corp., 0.400% - 0.625%, 5/27/2016 - 11/1/2016	44,992,979
220,200,000	[1]	Federal National Mortgage Association Discount Notes, 0.150% - 0.320%, 12/1/2015 - 3/9/2016	220,086,380
242,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.205% - 0.227%, 12/8/2015 - 12/20/2015	241,958,042
107,035,000		Federal National Mortgage Association, 0.500% - 5.000%, 3/15/2016 - 3/30/2016	108,077,958
		TOTAL GOVERNMENT AGENCIES	6,120,819,229
		U.S. TREASURY—2.9%
248,000,000		United States Treasury Notes, 0.375% - 3.250%, 5/31/2016	250,798,271
111,000,000		United States Treasury Notes, 0.500% - 2.750%, 11/30/2016	112,141,646
50,000,000		United States Treasury Notes, 4.500%, 2/15/2016	50,438,419
		TOTAL U.S. TREASURY	413,378,336
		REPURCHASE AGREEMENTS—53.8%
9,024,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.09%, dated 11/12/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,017,500 on 12/10/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/25/2047 and the market value of those underlying securities was $255,825,318.	9,024,000
600,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.11%, dated 11/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,750,005,347 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,785,005,505.	600,000,000
500,000,000		Interest in $1,550,000,000 joint repurchase agreement 0.13%, dated 11/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,550,005,597 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2045 and the market value of those underlying securities was $1,581,845,258.	500,000,000
500,000,000		Repurchase agreement 0.14%, dated 11/30/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,001,944 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2062 and the market value of those underlying securities was $510,384,871.	500,000,000
80,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.22%, dated 3/5/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,414,028 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2062 and the market value of those underlying securities was $256,113,976.	80,000,000
125,000,000	[3]	Interest in $350,000,000 joint repurchase agreement 0.33%, dated 6/8/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $350,879,083 on 3/9/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $358,377,014.	125,000,000
250,000,000		Repurchase agreement 0.13%, dated 11/30/2015 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,903 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $255,781,547.	250,000,000
1,000,000,000		Repurchase agreement 0.12%, dated 11/27/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,020,000 on 12/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $1,026,350,145.	1,000,000,000
190,336,000		Interest in $4,000,000,000 joint repurchase agreement 0.10%, dated 11/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,011,111 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $4,080,011,398.	190,336,000

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000		Repurchase agreement 0.11%, dated 11/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $500,001,528 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2019 and the market value of those underlying securities was $510,000,347.	$500,000,000
1,000,000,000		Repurchase agreement 0.05%, dated 11/30/2015 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $1,000,001,389 on 12/1/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 8/15/2021 and the market value of that underlying security was $1,000,001,434.	1,000,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 11/25/2015 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,500,026,250 on 12/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2053 and the market value of those underlying securities was $1,540,716,994.	500,000,000
200,000,000		Repurchase agreement 0.12%, dated 11/27/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,004,667 on 12/4/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $206,004,127.	200,000,000
200,000,000		Repurchase agreement 0.12%, dated 11/27/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,004,667 on 12/4/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $206,002,437.	200,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.10%, dated 11/27/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,009,722 on 12/4/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2019 and the market value of those underlying securities was $510,009,116.	250,000,000
200,000,000		Repurchase agreement 0.11%, dated 11/30/2015 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase a security provided as collateral for $200,000,611 on 12/1/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 7/15/2016 and the market value of that underlying security was $204,000,715.	200,000,000
58,636,000		Interest in $500,000,000 joint repurchase agreement 0.12%, dated 11/30/2015 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,001,667 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2045 and the market value of those underlying securities was $510,001,700.	58,636,000
100,000,000		Interest in $400,000,000 joint repurchase agreement 0.11%, dated 11/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,001,222 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $408,001,342.	100,000,000
100,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.13%, dated 10/9/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,117,000 on 1/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2045 and the market value of those underlying securities was $367,272,067.	100,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.07%, dated 11/24/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,020,417 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,020,826.	500,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 11/30/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,003,333 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,020,003,402.	500,000,000
70,000,000	[3]	Interest in $170,000,000 joint repurchase agreement 0.15%, dated 11/23/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $170,031,875 on 1/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $173,405,781.	70,000,000
175,000,000	[3]	Interest in $550,000,000 joint repurchase agreement 0.16%, dated 10/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $550,161,333 on 1/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/25/2045 and the market value of those underlying securities was $562,629,266.	175,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$75,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 11/3/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,071,111 on 1/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2024 and the market value of those underlying securities was $255,031,734.	$75,000,000
		TOTAL REPURCHASE AGREEMENTS	7,682,996,000
		TOTAL INVESTMENTS—99.5% (AT AMORTIZED COST)[4]	14,217,193,565
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	74,417,041
		TOTAL NET ASSETS—100%	$14,291,610,606
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (FIMCO), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016